VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.7%
	France: 6.5%
27,024	L'Oreal S.A.	$10,352,425	2.5
9,992	LVMH Moet Hennessy Louis Vuitton SE	6,674,196	1.6
53,280	Pernod Ricard SA	9,972,945	2.4
		26,999,566	6.5

	Germany: 4.4%
147,023	SAP SE	18,033,418	4.4

	Italy: 0.5%
193,562	Davide Campari-Milano NV	2,166,465	0.5

	Netherlands: 2.2%
87,087	Heineken NV	8,940,199	2.2

	United Kingdom: 13.7%
262,609	British American Tobacco PLC	9,981,941	2.4
135,424	Experian PLC	4,665,515	1.1
366,031	Reckitt Benckiser Group PLC	32,763,729	7.9
79,358	Relx PLC (EUR Exchange)	1,991,027	0.5
302,434	Relx PLC (GBP Exchange)	7,585,323	1.8
		56,987,535	13.7

	United States: 70.4%
146,149	Abbott Laboratories	17,514,496	4.2
75,923	Accenture PLC	20,973,729	5.1
96,415	Automatic Data Processing, Inc.	18,171,335	4.4
220,535	Baxter International, Inc.	18,599,922	4.5
60,734	Becton Dickinson & Co.	14,767,472	3.6
146,315	Coca-Cola Co.	7,712,264	1.9
74,237	Danaher Corp.	16,709,264	4.0
8,051	Factset Research Systems, Inc.	2,484,458	0.6
76,519	Fidelity National Information Services, Inc.	10,759,337	2.6
100,276	Intercontinental Exchange, Inc.	11,198,824	2.7
159,333	Microsoft Corp.	37,565,941	9.1
15,176	Moody's Corp.	4,531,705	1.1
34,237	Nike, Inc. - Class B	4,549,755	1.1
389,405	Philip Morris International, Inc.	34,555,800	8.3
143,480	Procter & Gamble Co.	19,431,496	4.7
21,012	Roper Technologies, Inc.	8,474,980	2.0
36,483	Thermo Fisher Scientific, Inc.	16,650,111	4.0
104,560	Visa, Inc. - Class A	22,138,489	5.3
32,593	Zoetis, Inc.	5,132,746	1.2
		291,922,124	70.4

	Total Common Stock
	(Cost $283,170,935)	405,049,307	97.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
5,531,642	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $5,531,642)	$5,531,642	1.3

	Total Short-Term Investments
	(Cost $5,531,642)	5,531,642	1.3

	Total Investments in Securities (Cost $288,702,577)	$410,580,949	99.0
	Assets in Excess of Other Liabilities	3,992,717	1.0
	Net Assets	$414,573,666	100.0

(1)	Rate shown is the 7-day yield as of March 31, 2021.

Sector Diversification	Percentage of Net Assets
Consumer Staples	32.8%
Information Technology	30.8
Health Care	21.5
Industrials	5.5
Financials	4.4
Consumer Discretionary	2.7
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
France	$–	$26,999,566	$–	$26,999,566
Germany	–	18,033,418	–	18,033,418
Italy	–	2,166,465	–	2,166,465
Netherlands	–	8,940,199	–	8,940,199
United Kingdom	–	56,987,535	–	56,987,535
United States	291,922,124	–	–	291,922,124
Total Common Stock	291,922,124	113,127,183	–	405,049,307
Short-Term Investments	5,531,642	–	–	5,531,642
Total Investments, at fair value	$297,453,766	$113,127,183	$–	$410,580,949

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $289,834,759.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$128,236,302
Gross Unrealized Depreciation	(7,272,942)

Net Unrealized Appreciation	$120,963,360